Notes Payable (Tables)	3 Months Ended
Mar. 31, 2016
Notes Payable
Future principal payments
Years ending December 31:
2016	$—
2017	1,527,777
2018	1,666,667
2019	1,666,667
2020	138,889
Notes Payable, balance as of March 31, 2016	5,000,000
Unamortized discount on notes payable	(1,019,563)
Notes Payable, balance as of March 31, 2016	3,980,437
Current portion of notes payable	—
Non-current portion of notes payable	$3,980,437